LONG-TERM DEBT (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 05, 2012	Dec. 31, 2018	Dec. 31, 2017
Long Term Debt [Line Items]
Proceeds from non-current borrowings		$ 0.0	$ 294.6
Financing Initiation Cost		0.6
Subsidiaries [Member]
Long Term Debt [Line Items]
Line Of Credit Maximum Borrowing Capacity Granted		225.0
2022 Unsecured Notes [member]
Long Term Debt [Line Items]
Proceeds from non-current borrowings	$ 500.0
Notional amount		$ 500.0
Borrowings, interest rate		6.25%
Transaction Costs Capitalized		$ 9.9
2025 Unsecured Notes [member]
Long Term Debt [Line Items]
Proceeds from non-current borrowings			$ 300.0
Notional amount		$ 300.0
Borrowings, interest rate		6.375%
Interest Coverage Ratio		minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment, and other non-cash adjustments to interest of 2:1
Borrowing costs incurred		$ 10.7
Borrowings Redemption Price Percentage		100.00%
Credit Facility [member]
Long Term Debt [Line Items]
Proceeds from non-current borrowings		$ 230.0
Standby fees on undrawn amounts under credit facility, Percentage		0.73%	0.73%
Letters Of Credit Issued		$ 110.8	$ 138.8
Credit Facility Full Interest Rate		3.25%	3.25%
Increase Decrease The Capacity for Credit Facility		$ 400.0
Fee and commission expense		$ 3.8
Credit Facility [member] | Bottom of range [member]
Long Term Debt [Line Items]
Standby fees on undrawn amounts under credit facility, Percentage		0.51%
Credit Facility Full Interest Rate		1.25%
Credit Facility [member] | Top of range [member]
Long Term Debt [Line Items]
Standby fees on undrawn amounts under credit facility, Percentage		0.84%
Credit Facility Full Interest Rate		3.75%